Taxes and Contributions Payable - Summary of Taxes and Contributions Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Taxes And Contributions Payable [Abstract]
Income tax	R$ 14,063	R$ 8,926
Social contribution	5,082	3,385
Social Contribution on Revenues (COFINS)	1,882	2,292
Social Integration Program (PIS)	407	483
Service tax (ISS) on billing	1,160	1,078
Withholding Income Tax (IRRF) deducted from third parties	80	41
Others	204	92
Taxes and contributions payable	R$ 22,878	R$ 16,297